Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 322,155,052.14
Total Fee Amount	44,489.61
Total Offset Amount	0.00
Net Fee	$ 44,489.61
Offering Table N/A
Offset Table N/A	N/A